SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jul. 31, 2024 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Restricted cash	$ 245,277		$ 792,204
Residual value	5.00%
VAT, description	The Company is subject to a VAT rate of 17% before May 1, 2018, 16% on and after May 1, 2018, and a new VAT rate of 13% effective on April 1, 2019. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products.
Grants received	$ 87,823	$ 36,036
Shipping and handling costs	7,007,751	10,796,299
Advertising costs	$ 28,714	66,621
Percentage of tax benefit	50.00%
PRC tax authorities term	5 years
Cash and cash equivalents	$ 422,375		$ 1,324,809
Long-Term Investments

Long-Term Investments

Long-term investments consist of equity securities that the Company does not intend to sell within the next twelve months. Equity securities are accounted for in accordance with ASC 321, Investments—Equity Securities. Equity investments without readily determinable fair values are measured at cost, less impairment, and adjusted for observable price changes.

During the fiscal year ended December 31, 2024, the Company acquired a 15% equity interest in a privately held entity for RMB3 million. The Company determined that it does not have significant influence over the Investee; therefore, the investment is accounted for in accordance with ASC 321 rather than the equity method of accounting.

The Company evaluates equity investments accounted for under the measurement alternative for indicators of impairment at each reporting date. An impairment loss is recognized when qualitative factors indicate that the fair value of the investment has declined below its carrying amount and the decline is considered other-than-temporary. If impaired, the investment is written down to its estimated fair value, with the impairment loss recognized in earnings. As of June 30, 2025 and December 31, 2024, the Company concluded that no impairment had occurred.

Long-Term Investments [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Percentage of equity interest			15.00%	15.00%	15.00%
Amount of equity interest in privately held entity (in Yuan Renminbi) | ¥				¥ 3	¥ 3
Shipping and Handling [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Shipping and handling costs	$ 70,765	$ 70,051